UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ---------------------

Check here if Amendment  []; Amendment Number:
                                              -----------
  This Amendment (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hawkeye Capital Management LLC
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Address:  800 Third Avenue, 9th Floor
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          New York NY 10022
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Form 13F File Number: 28-
                         ----------------

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Rubin
          -------------------------------
Title:    Managing Member
          -------------------------------
Phone:    212-265-0565
          -------------------------------

Signature, Place, and Date of Signing:


/s/ Richard Rubin         New York, NY              May 15, 2008
--------------------      -------------------       -------------
     [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary

Number of Other Included Managers:        0
                                          -------------------
Form 13F Information Table Entry Total:   10
                                          -------------------
Form 13F Information Table Value Total:   76.50
                                          -------------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing the report.


   No.        Name

   -----     -----------------

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

                                              FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2     COLUMN 3    COLUMN 4     COLUMN 5  COLUMN 6      COLUMN 7           COLUMN 8

                            TITLE OF                  VALUE        SHARES/    SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
SECURITY                     CLASS        CUSIP     x($1000)       PRN AMT    PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED   NONE
--------------              -----        -----      ---------     ----------   ---  ----  ---------  -------- ------ ------   ----
BOOKS A MILLION             COM        098570104     1,533.00       175,410    SH          SOLE              175,410
----------------------------------------------------------------------------------------------------------------------------------
BELO CORP                   COM SER A  080555105     6,786.00       642,015    SH          SOLE              642,015
----------------------------------------------------------------------------------------------------------------------------------
CUMULUS MEDIA INC           CL A       231082108    16,208.00     2,540,487    SH          SOLE            2,540,487
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FREDS INC                   CL A       356108100     3,627.00       353,837    SH          SOLE              353,837
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GENTEK INC                  COM NEW    37245X203    26,962.00       896,359    SH          SOLE              896,359
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HD PARTNERS ACQUISITION     COM        40415K100       795.00       100,000    SH          SOLE              100,000
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KAPSTONE PAPER & PACKAGING  COM        48562P103    14,030.00     2,119,354    SH          SOLE            2,119,354
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                            ULTRAS
PROSHARES TRUST             HT DOW     74347R867     2,848.00        50,000    SH          SOLE               50,000
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                            *W EXP
RENAISSANCE ACQUISITION     01/28      75966C115       195.00       975,000    SH          SOLE              975,000
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RENAISSANCE ACQUISITION     COM        75966C305     3,561.00       633,700    SH          SOLE              633,700
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